UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/12

Item 1. Reports to Stockholders.

Franklin Floating Rate Master Series Annual Report

Manager's Discussion of Fund Performance
During the fiscal year ended July 31,2012, the Fund delivered a +3.44% total return, underperforming the +4.16% total return of its benchmark, the Credit Suisse (CS)
Leveraged Loan Index (LLI), which is designed to mirror the investable universe of the
US. dollar -denominated leveraged loan market. 1 Although our higher credit quality focus
(in BB-rated loans) and overall defensive positioning contributed to the Fund's performance earlier in the period when higher risk credits (B-rated loans and below)
underperformed, our higher credit quality focus detracted from overall performance as lower rated loans rebounded in the second half of the period. For the one-year period ended
July 31,2012, BB-rated loans returned +4.49%, B- rated loans returned +5.16%, and
CCC/Split CCC had a -1.21 % total return, as measured by the CS LLI.2 The Fund's underperformance relative to the CS LLI was also partly the result of forced selling to maintain liquidity for shareholder redemptions.

The Fund's one-year performance was also negatively affected by individual loan selection particularly within the diversified media industry, with term loans of Dex One, a print and online marketing provider, declining in value for the period.3, 4 Dex One's term loans were among our highest yielding investments, but they fell in value during the period's first half amid a continued downward trend in advertising sales and worries over the company's long-term prospects. However, Dex One's term loans recovered and were among the top performance contributors in the period's second half as the company continued to generate free cash flow and pay down debt. The company also benefited from an amendment that allowed the purchase of its existing debt at a deep discount, which gave a floor to loan valuations and additional headroom with regard to managing its debt service and liquidity.

Within the diversified media industry, the Fund also benefited from its investment during the period in the 2013 term loan of Media General, a communications company that owns several southeastern US. newspapers and television stations, along with associated digital and mobile media services.5 The Fund invested in the term loan at a meaningful discount to par with the expectation of the company's possible term-loan refinancing, taking encouragement from the term loan's asset coverage from its collateral, particularly the valuation of the company's television stations. Our investment in the term loan was among the top performers for the Fund during the period. Our investment thesis played out as the company sold its newspaper division, with the exception of the Tampa group, to Berkshire
Hathaway (not a Fund holding) and also received a line of credit to repay all existing bank loans at par.

Other key contributors were generally the more liquid and higher beta loans that continued
to rebound sharply after being oversold, in our view, by the broader market at the beginning of the period. They included term loans of Cumulus Media, the second-largest owner of radio stations in the US., and Caesars Entertainment Operating Co., the primary subsidiary of Caesars Entertainment, one of the world's largest casino operators. Further boosting performance was our position in the Markit CDX North American High Yield
Index, a tradable index of 100 equally weighted high yield bond credit default swaps,

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if any; and
  Ongoing Fund costs, including management fees, distribution and service (l2b-l) fees, if any, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 7- $1, 000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

If Expenses Paid During Period were $7.50, then 8.6 x$7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Franklin Floating Rate Master Trust
Financial Highlights

Franklin Floating Rate Master Series

	Year Ended July 31,				
	2012	2011	2010	2009	2008
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$8.88	$8.65	$8.24	$9.02	$9.51
Income from investment operations[a]:					
Net investment income	0.414	0.402	0.322	0.325	0.549
Net realized and unrealized gains (losses)	(0.122)	0.233	0.408	(0.780)	(0.493)
Total from investment operations	0.292	0.635	0.730	(0.455)	0.056
Less distributions from net investment income	(0.412)	(0.405)	(0.320)	(0.325)	(0.546)
Net asset value, end of year	$8.76	$8.88	$8.65	$8.24	$9.02
Total return	3.44%	7.44%	8.95%	(4.65)%	0.64%
Ratios to average net assets					
Expenses before waiver and payments by affiliates	0.97%	0.96%	0.99%	1.02%	1.00%
Expenses net of waiver and payments by affiliates[b]	0.80%	0.80%	0.80%	0.69%	0.60%
Net investment income	4.78%	4.48%	3.81%	4.27%	6.16%
Supplemental data					
Net assets, end of year (000's)	$642,804	$943,253	$483,151	$340,579	$447,246
Portfolio turnover rate	69.54%	95.76%	71.85%	53.88%	28.10%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Benefit of expense reduction rounds to less than 0.01%.

Annual Report I The accompanying Notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2012

Franklin Floating Rate Master Series	Country	Shares	Value	% of Net Assets
Common Stocks (Cost $1,472,507)				
Movies & Entertainment				
[a]MGM Holdings Inc., A	United States	47,545	$ 1,450,122	0.22
		Principal Amount		
[b,c]Senior Floating Rate Interests				
Aerospace & Defense				
[d]AWAS Finance Luxembourg 2012 SA, Loans, 6.75%, 7/16/18	Luxembourg	1,230,000	1,230,513	0.19
AWAS Finance Luxembourg S.A.R.L., Term Loan, 5.25%, 6/10/16	Ireland	3,002,200	3,004,077	0.47
Booz Allen Hamilton Inc., Initial Tranche B Term Loan, 5.75%, 7/31/19	United States	500,000	501,250	0.08
CAMP International Holding Co., Initial Term Loan, 6.50%, 5/31/19	United States	1,240,000	1,251,625	0.19
			5,987,465	0.93
Air Freight & Logistics				
Evergreen International Aviation Inc., Term Loan, 11.50%, 6/30/15	United States	2,918,235	2,692,072	0.42
Airlines				
Delta Air Lines Inc.,				
New Term Loan, 5.50%, 4/20/17	United States	4,797,778	4,812,771	0.75
Routes' 16 Term Loan, 4.25%, 3/07/16	United States	3,782,246	3,734,968	0.58
Flying Fortress Inc. (ILFC), Loans, 5.00%, 6/30/17	United States	3,550,000	3,576,625	0.56
			12,124,364	1.89
Apparel Retail				
Ascena Retail Group Inc., Tranche B Term Loan, 4.75%, 6/14/18	United States	1,260,000	1,262,888	0.20
Apparel, Accessories & Luxury Goods				
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	8,036,236	7,831,312	1.22
Application Software				
Hyland Software Inc., Term-1 Loan, 6.00%, 12/17/16	United States	827,906	827,831	0.13
Auto Parts & Equipment				
Allison Transmission Inc., Term B-1 Loan, 2.75%, 8/07/14	United States	9,246,555	9,233,554	1.44
August Luxuk Holding Co.,				
Lux, Second Lien, 10.50%, 4/27/19	Luxembourg	880,331	888,033	0.14
Lux Term Loan, 6.25%, 4/27/18	Luxembourg	1,311,294	1,317,850	0.20
August U.S. Holding Co. Inc.,				
U.S. Second Lien, 10.50%, 4/27/19	United States	677,777	683,707	0.11
U.S. Term Loan, 6.25%, 4/27/18	United States	1,008,706	1,013,750	0.16
Autoparts Holdings Ltd., Second Lien Term Loan, 10.50%, 1/29/18	United States	950,000	836,000	0.13
Federal-Mogul Corp.,				
Tranche B Term Loan, 2.178% - 2.188%, 12/27/14	United States	7,793,788	7,429,670	1.16
Tranche C Term Loan, 2.178% - 2.188%, 12/27/15	United States	1,637,338	1,560,844	0.24
[d]Key Safety Systems Inc., Term Loan, 2.496% - 2.497%, 3/10/14	United States	4,353,995	4,246,961	0.66
Stackpole Powertrain International ULC, Term Loan, 8.25%, 8/02/17	Canada	3,721,875	3,745,137	0.58
TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18	United States	2,766,362	2,690,287	0.42
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	1,727,487	1,741,523	0.27
			35,387,316	5.51
Automobile Manufacturers				
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	5,933,267	6,036,156	0.94
Biotechnology				
Alkermes Inc., Term Loan, 6.75%, 9/16/17	United States	1,094,500	1,109,549	0.17
Broadcasting				
Clear Channel Communications Inc.,				
Tranche A Term Loan, 3.646%, 5/13/14	United States	3,976,231	3,578,608	0.56
Tranche B Term Loan, 3.896%, 1/29/16	United States	2,538,901	1,923,217	0.30
Tranche C Term Loan, 3.896%, 1/29/16	United States	1,328,675	1,026,069	0.16
Cumulus Media Holdings Inc.,				
Second Lien Term Loan, 7.50%, 9/16/19	United States	6,800,000	6,868,000	1.07
Term Loan, 5.75%, 9/16/18	United States	3,637,953	3,662,528	0.57
Entercom Radio LLC, Term B Loan, 6.25%, 11/23/18	United States	3,403,400	3,417,865	0.53
Gray Television Inc., Term Loan B, 3.75%, 12/31/14	United States	6,006,895	5,966,847	0.93
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	4,201,471	4,243,485	0.66

Franklin Floating Rate Master Trust

Statement of Investments, July 31, 2012 *(continued)*

LIN Television Corp., Tranche B Term Loan, 5.00%, 12/21/18	United States	1,323,350	1,333,275	0.21
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	5,398,930	5,344,940	0.83
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.50%, 5/31/17	United States	5,194,836	5,168,862	0.80
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	2,139,962	2,147,095	0.33
Univision Communications Inc.,				
Extended First Lien Term Loan, 4.496%, 3/31/17	United States	3,739,800	3,593,324	0.56
Initial Term Loan, 2.246%, 9/29/14	United States	868,468	853,753	0.13
			49,127,868	7.64
Building Products				
Goodman Global Inc.,				
Initial Term Loan, 5.75%, 10/28/16	United States	575,923	577,720	0.09
Second Lien Term Loan, 9.00%, 10/30/17	United States	2,545,455	2,590,000	0.40
Nortek Inc., Term Loan, 5.25% - 6.25%, 4/26/17	United States	2,922,692	2,940,959	0.46
			6,108,679	0.95
Cable & Satellite				
[d]Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	2,986,508	3,002,686	0.46
CSC Holdings Inc. (Cablevision), Incremental B-2 Extended TL, 1.996%, 3/29/16	United States	3,137,654	3,139,628	0.49
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	1,600,000	1,596,571	0.25
			7,738,885	1.20
Casinos & Gaming				
Affinity Gaming LLC, Initial Term Loan, 5.50%, 11/09/17	United States	1,027,425	1,029,352	0.16
Caesars Entertainment Operating Co. Inc.,				
Term Loan B-2, 3.246%, 1/28/15	United States	3,875,000	3,545,086	0.55
Term Loan B-3, 3.246% - 3.461%, 1/28/15	United States	1,511,222	1,382,532	0.21
Term Loan B-4, 9.50%, 10/31/16	United States	7,071,781	7,157,527	1.11
CCM Merger Inc. (MotorCity Casino), Term Loan, 6.00%, 3/01/17	United States	2,183,690	2,172,772	0.34
Las Vegas Sands LLC,				
Delayed Draw I Term Loan, 1.84%, 5/23/14	United States	138,508	138,088	0.02
Extended Delayed Draw I Term Loan, 2.84%, 11/23/16	United States	449,887	438,077	0.07
Extended Delayed Draw II Term Loan, 2.84%, 11/23/15	United States	101,667	100,205	0.02
Extended Term Loan B, 2.84%, 11/23/16	United States	2,735,356	2,694,317	0.42
Tranche B Term Loan, 1.84%, 5/23/14	United States	1,452,570	1,448,160	0.23
Pinnacle Entertainment Inc., Series A Incremental Term Loans, 4.00%, 3/19/19	United States	1,456,350	1,457,716	0.23
Revel AC Inc., Tranche B Loan, 9.00%, 2/17/17	United States	3,420,000	2,787,300	0.43
Tropicana Entertainment Inc., Loans, 7.50%, 3/16/18	United States	3,990,000	4,009,950	0.62
			28,361,082	4.41
Coal & Consumable Fuels				
Arch Coal Inc., Term Loans B, 5.75%, 5/16/18	United States	3,510,000	3,467,224	0.54
Commercial Printing				
Cenveo Corp., Term Loan B, 6.625%, 12/21/16	United States	1,674,054	1,676,146	0.26
Commodity Chemicals				
Ascend Performance Materials Operations LLC, Term B Facility, 6.75%, 4/10/18	United States	1,825,425	1,806,030	0.28
Kronos Worldwide Inc., Initial Term Loan, 5.75%, 6/13/18	United States	2,600,000	2,606,479	0.41
PL Propylene LLC (PetroLogistics), Tranche B Term Loan, 7.00%, 3/27/17	United States	2,174,550	2,196,296	0.34
Trinseo Materials Operating S.C.A., Term Loan, 6.00% - 6.75%, 8/02/17	Luxembourg	2,862,192	2,672,572	0.42
Tronox Pigments (Netherlands) BV,				
Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	1,665,714	1,636,564	0.25
Delayed Draw Term Loan, 4.25%, 2/08/18	Netherlands	454,286	446,563	0.07
			11,364,504	1.77
Communications Equipment				
Avaya Inc., Term Loan B-1, 3.217%, 10/26/14	United States	4,117,228	3,825,806	0.60
Mitel Networks Corp.,				
First Lien Term Loan, 3.496%, 8/16/14	United States	449,988	447,738	0.07
Second Lien Term Loan, 7.246%, 8/16/15	United States	353,561	349,142	0.05
			4,622,686	0.72
Consumer Electronics				
Protection One Inc., Term Loan B, 5.75%, 3/19/19	United States	1,844,710	1,852,781	0.29
Consumer Finance				
MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.25%, 11/18/17	United States	678,162	669,262	0.10
Data Processing & Outsourced Services				
EVERTEC LLC, Term B-1 Loan, 5.25%, 9/30/16	Puerto Rico	2,209,097	2,206,336	0.34

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2012 *(continued)*

NAB Holdings LLC, Term Loan, 7.00%, 4/24/18	United States	930,000	934,650	0.15
SunGard Data Systems Inc., Incremental Term B Loan, 3.745%, 2/28/14	United States	4,690,308	4,698,084	0.73
Vantiv LLC (Fifth Third Processing), Tranche B Term Loan, 3.75%, 3/27/19	United States	1,095,740	1,098,022	0.17
West Corp., Term Loan B-2, 2.62% - 2.842%, 10/24/13	United States	2,400,000	2,399,626	0.37
Worldpay U.S. Inc., Facility B2A Loan, 5.25%, 10/13/17	United States	1,800,000	1,802,700	0.28
			13,139,418	2.04
Distributors				
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	1,602,286	1,598,280	0.25
[d]U.S. Foods Inc.,				
Extended Term Loan B, 5.75%, 3/31/17	United States	2,296,588	2,199,686	0.34
Non-Extended Term Loan, 2.75%, 7/03/14	United States	1,264,042	1,228,990	0.19
			5,026,956	0.78
Diversified Chemicals				
Ineos US Finance LLC,				
[d]Dollar Term Loan, 6.50%, 4/27/18	United States	5,380,025	5,282,991	0.82
Short-Dated Dollar Term Loan, 5.50%, 5/12/15	United States	955,100	964,253	0.15
			6,247,244	0.97
Diversified Metals & Mining				
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	1,118,199	1,086,051	0.17
Diversified Support Services				
[d]Acosta Inc., Term C Loan, 6.50%, 3/01/18	United States	1,180,000	1,185,900	0.19
AlixPartners LLP,				
Initial Term B-2 Loans, 6.50%, 6/29/19	United States	1,490,000	1,482,550	0.23
Second Lien Term Loan, 10.75%, 12/29/19	United States	1,050,000	1,042,125	0.16
[d]ARAMARK Corp.,				
Extended US Term Loan B-3, 5.50%, 7/26/16	United States	371,146	370,311	0.06
Synthetic L/C-3, 5.50%, 7/26/16	United States	28,854	28,789	0.00[f]
Brock Holdings III Inc., Tranche B Term Loan, 6.00% - 6.75%, 3/16/17	United States	1,675,644	1,679,833	0.26
Global Cash Access Inc., Term Loan, 7.00%, 3/01/16	United States	2,643,333	2,676,375	0.42
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	1,490,852	1,501,661	0.23
Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	United States	1,347,728	1,335,093	0.21
			11,302,637	1.76
Drug Retail				
[d]Rite Aid Corp., Tranche 2 Term Loan, 2.00%, 6/04/14	United States	1,380,343	1,355,842	0.21
Education Services				
Bright Horizon, Series C New Term Loans, 5.25% - 6.50%, 5/23/17	United States	628,425	629,996	0.10
Bright Horizon Family Solutions Inc., Tranche B Term Loan, 4.25% - 6.25%, 5/21/15	United States	4,677,529	4,674,606	0.72
Laureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18	United States	3,793,281	3,651,033	0.57
			8,955,635	1.39
Electric Utilities				
[d]Calpine Corp., Term Loan, 4.50%, 4/01/18	United States	3,288,572	3,304,511	0.51
Electronic Equipment & Instruments				
Excelitas Technologies Corp., Term B Loan, 4.75%, 11/29/16	United States	2,728,968	2,647,099	0.41
Electronic Manufacturing Services				
FCI USA,				
Term Loan B1, 3.716%, 11/01/13	United States	796,283	787,524	0.12
Term Loan B5b, 3.716%, 11/01/13	United States	796,283	787,524	0.12
Flextronics International USA Inc.,				
A Closing Date Loan, 2.496%, 10/01/14	United States	1,474,390	1,459,646	0.23
A-1-B Delayed Draw TL, 2.496%, 10/01/14	United States	161,759	160,141	0.03
A-2 Delayed Draw Term Loan, 2.496%, 10/01/14	United States	527,005	521,735	0.08
			3,716,570	0.58
Environmental & Facilities Services				
EnergySolutions LLC, Term Loan, 6.25%, 8/13/16	United States	3,860,684	3,568,376	0.55
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	694,368	689,160	0.11
			4,257,536	0.66
Food Distributors				
Pierre Foods Inc., Incremental Term Loan, 7.00%, 9/30/16	United States	2,052,856	2,064,723	0.32

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2012 *(continued)*

Food Retail				
Pantry Inc., B Term Loan, 6.75%, 8/03/19	United States	330,000	332,475	0.05
Footwear				
[d]Wolverine World Wide Inc., Tranche B Term Loan, 6.00%, 7/31/19	United States	1,930,000	1,940,856	0.30
General Merchandise Stores				
Dollar General Corp., Tranche B-1 Term Loan, 2.996%, 7/07/14	United States	5,725,000	5,744,293	0.89
Health Care Equipment				
[d]Carestream Health Inc., Term Loan, 5.00%, 2/25/17	United States	3,000,000	2,908,125	0.45
DJO Finance LLC, Tranche B-3 Term Loan, 6.25%, 9/15/17	United States	2,713,200	2,725,070	0.43
[d]Hologic Inc., Tranche B Term Loan, 5.75%, 8/01/19	United States	1,910,000	1,923,928	0.30
Kinetic Concepts Inc., Term B-2 Loan, 6.50%, 11/04/16	United States	1,791,000	1,802,941	0.28
			9,360,064	1.46
Health Care Facilities				
Community Health Systems Inc., Term Loan, 2.496% - 2.717%, 7/25/14	United States	6,811,057	6,798,266	1.06
HCA Inc., Tranche B-1 Term Loan, 2.496%, 11/18/13	United States	5,899,553	5,893,405	0.92
IASIS Healthcare LLC, Term B Loan, 5.00%, 5/03/18	United States	3,824,442	3,822,075	0.59
Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	2,350,000	2,346,329	0.36
United Surgical Partners International Inc.,				
Extended Term Loan, 5.25%, 4/03/17	United States	694,606	687,082	0.11
New Tranche B Term Loan, 6.00%, 4/03/19	United States	1,697,000	1,695,586	0.26
			21,242,743	3.30
Health Care Services				
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	847,848	851,293	0.13
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	United States	4,215,677	4,222,527	0.66
National Mentor Holdings Inc., Tranche B Term Loan, 7.00%, 2/09/17	United States	3,439,740	3,405,343	0.53
Rural/Metro Corp., Term Loan, 5.75%, 6/30/18	United States	1,841,400	1,814,700	0.28
U.S. Renal Care Inc., Initial Term Loan, 6.25% - 7.25%, 7/03/19	United States	990,000	999,286	0.16
			11,293,149	1.76
Health Care Supplies				
[d]Alere Inc., B Term Loan, 4.75%, 6/30/17	United States	2,297,175	2,296,458	0.36
Bausch & Lomb Inc.,				
[e]Delayed Draw Term Loan, 4.75%, 9/30/15	United States	977,500	979,944	0.15
Parent Term Loan, 5.25%, 5/18/19	United States	1,040,000	1,042,210	0.16
			4,318,612	0.67
Health Care Technology				
MedAssets Inc., Term Loan, 5.25%, 11/16/16	United States	1,624,982	1,635,816	0.26
Truven Health Analytics Inc., Tranche B Term Loan, 6.75%, 6/06/19	United States	1,480,000	1,486,475	0.23
			3,122,291	0.49
Home Improvement Retail				
Harbor Freight Tools USA Inc., Initial Loan, 5.50%, 11/14/17	United States	3,095,890	3,091,401	0.48
Human Resource & Employment Services				
Altegrity Inc.,				
Term Loan B, 2.997%, 2/21/15	United States	4,283,540	4,064,009	0.63
Tranche D Term Loan, 7.75%, 2/21/15	United States	822,269	820,214	0.13
			4,884,223	0.76
Industrial Conglomerates				
Mirion Technologies Inc., Term Loan, 6.25%, 3/30/18	United States	1,356,600	1,356,600	0.21
Industrial Machinery				
[d]Colfax Corp., Term B Loan, 4.50%, 9/12/18	United States	3,705,150	3,715,417	0.58
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	1,532,070	1,520,579	0.24
Generac Power Systems Inc., Term Loans, 6.25%, 5/30/18	United States	2,970,000	2,992,275	0.46
Husky Injection Molding Systems Ltd., Term Loan, 6.50%, 6/30/18	United States	4,890,801	4,921,393	0.77
Mold-Masters (2007) Ltd., U.S. Dollar Term Loan, 4.00%, 10/11/14	Canada	1,403,031	1,402,154	0.22
RBS Global Inc. (Rexnord), Term B Loan, 5.00%, 4/01/18	United States	3,460,947	3,488,548	0.54
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	3,832,204	3,822,777	0.59
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/21/16	United States	3,278,083	3,293,451	0.51
[d]Wireco Worldgroup Inc., Term Loan, 7.00%, 2/15/17	United States	1,010,000	1,010,353	0.16
			26,166,947	4.07
Integrated Telecommunication Services				
Genesys Telecom Holdings U.S. Inc., Term Loan, 6.75%, 1/31/19	United States	2,154,600	2,170,760	0.34

Franklin Floating Rate Master Trust

Statement of Investments, July 31, 2012 *(continued)*

Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	3,077,053	3,085,709	0.48
[d]Zayo Group LLC, Term Loan, 8.125%, 7/02/19	United States	1,700,000	1,725,500	0.27
			6,981,969	1.09
Internet Software & Services				
SSI Investments II Ltd. (SkillSoft), Term Loan, 6.50%, 5/26/17	United States	5,354,902	5,405,104	0.84
Leisure Facilities				
24 Hour Fitness Worldwide Inc., Term Loan B, 7.50%, 4/22/16	United States	3,621,232	3,644,998	0.57
ClubCorp Club Operations Inc., Term B Loan, 6.00%, 11/30/16	United States	3,339,150	3,353,759	0.52
Town Sports International LLC, Initial Term Loan, 7.00%, 5/11/18	United States	3,157,537	3,193,060	0.50
			10,191,817	1.59
Leisure Products				
Delta 2 (Lux) S.A.R.L. (Formula One), Facility B (USD) Commitments, 5.75%, 4/28/17	Luxembourg	1,815,450	1,817,246	0.28
Life & Health Insurance				
CNO Financial Group Inc., B-1 Loan, 6.25%, 9/30/16	United States	2,844,872	2,859,096	0.45
Life Sciences Tools & Services				
inVentiv Health Inc., Term Loan B, 6.50%, 8/04/16	United States	5,464,015	5,131,054	0.80
Pharmaceutical Product Development Inc., Term Loan B, 6.25%, 12/05/18	United States	2,099,450	2,127,881	0.33
Quintiles Transnational Corp., Term B Loan, 5.00%, 6/08/18	United States	2,274,023	2,278,982	0.35
			9,537,917	1.48
Managed Health Care				
MMM Holdings Inc. (AVETA), MMM Term Facility, 8.50%, 4/04/17	Puerto Rico	804,625	805,296	0.12
NAMM Holdings Inc. (AVETA), NAMM Term Facility, 8.50%, 4/04/17	United States	804,625	805,295	0.13
			1,610,591	0.25
Metal & Glass Containers				
Anchor Glass Container Corp.,				
First Lien Term Loan, 6.00%, 3/02/16	United States	2,068,607	2,073,779	0.33
Second Lien Term Loan, 10.00%, 9/02/16	United States	1,616,667	1,620,708	0.25
			3,694,487	0.58
Movies & Entertainment				
Cinemark USA Inc., Extended Term Loan, 3.50% - 3.72%, 4/30/16	United States	2,580,051	2,584,889	0.40
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	2,403,605	2,403,605	0.38
Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15	United States	3,402,401	3,419,413	0.53
			8,407,907	1.31
Office Services & Supplies				
Acco Brands Corp., Term B Loan, 4.25%, 3/26/19	United States	796,000	798,985	0.12
Oil & Gas Exploration & Production				
Everest Acquisition LLC (EP Energy), Loans, 6.50%, 4/24/18	United States	2,400,000	2,431,512	0.38
Other Diversified Financial Services				
Asurion LLC,				
[d]Amortizing Term Loans, 5.75%, 7/23/17	United States	1,190,737	1,190,737	0.18
Second Lien Term Loan, 9.00%, 5/24/19	United States	1,525,496	1,582,702	0.25
[d]Term Loan, 5.50%, 5/24/18	United States	4,498,680	4,494,308	0.70
			7,267,747	1.13
Packaged Foods & Meats				
Dean Foods Co., 2014 Tranche B Term Loan, 1.625%, 4/02/14	United States	1,283,814	1,271,778	0.20
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	1,350,571	1,330,304	0.21
Dole Food Co. Inc., Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18	United States	1,084,545	1,087,433	0.17
Pinnacle Foods Finance LLC, Initial Term Loan, 2.745%, 4/02/14	United States	989,121	987,884	0.15
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18	Bermuda	1,940,768	1,945,936	0.30
			6,623,335	1.03
Paper Packaging				
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	3,166,015	3,175,909	0.49
Reynolds Group Holdings Inc.,				
Tranche B Term Loan, 6.50%, 2/09/18	United States	6,924,442	7,002,341	1.09
Tranche C Term Loan, 6.50%, 8/09/18	United States	1,385,479	1,403,235	0.22
			11,581,485	1.80
Paper Products				
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	3,908,585	3,952,557	0.62

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2012 *(continued)*

	Country	Principal Amount	Value	% of Net Assets
Personal Products				
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	1,060,000	1,064,637	0.17
Revlon Consumer Products Corp.,				
Senior Subordinated Term Loan, 8.50%, 10/08/14	United States	1,300,000	1,313,793	0.20
Term Loan, 4.75%, 11/19/17	United States	1,052,498	1,050,854	0.16
			3,429,284	0.53
Pharmaceuticals				
Aptalis Pharma Inc. (Axcan),				
Term B-1 Loan, 5.50%, 2/11/17	United States	1,062,669	1,042,301	0.16
Term B-2 Loan, 5.50%, 2/11/17	United States	1,995,000	1,967,569	0.30
Jazz Pharmaceuticals Inc., Term Loan, 5.25%, 6/12/18	United States	2,000,000	2,000,834	0.31
[d]RPI Finance Trust,				
6.75 Year Term Loan, 5.25%, 5/09/18	United States	299,622	299,997	0.05
New Term Loan, 4.00%, 11/09/18	United States	950,000	950,396	0.15
Valeant Pharmaceuticals International Inc.,				
(TL C) Series A Tranche B Term Loan, 4.75%, 2/13/19	Canada	4,860,000	4,880,655	0.76
(TL D) Series B Tranche B Term Loan, 4.75%, 2/13/19	Canada	1,000,000	1,004,250	0.16
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	620,698	621,527	0.10
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	1,241,395	1,243,053	0.19
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	853,459	854,599	0.13
			14,865,181	2.31
Photographic Products				
Getty Images Inc.,				
Incremental Term B-1 Loan, 3.995%, 11/05/15	United States	1,066,500	1,069,452	0.17
Initial Term Loan, 5.25%, 11/05/16	United States	1,010,227	1,014,853	0.16
			2,084,305	0.33
Property & Casualty Insurance				
Affirmative Insurance Holdings Inc., Term Loan, 10.50%, 1/31/14	United States	1,536,173	1,159,811	0.18
Publishing				
Dex Media West LLC, Term Loan B, 7.25%, 10/24/14	United States	1,580,165	957,912	0.15
Newsday LLC, Floating Rate Term Loan, 6.705%, 8/01/13	United States	2,400,000	2,416,001	0.38
Postmedia Network Inc., Tranche C Term Loan, 6.25%, 7/13/16	Canada	1,328,195	1,322,800	0.20
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	6,290,165	3,027,142	0.47
Wenner Media LLC, Term Loan, 1.996%, 10/02/13	United States	3,625,245	3,027,079	0.47
			10,750,934	1.67
Railroads				
RailAmerica Inc., Initial Loan, 4.00%, 3/01/19	United States	738,150	739,995	0.12
Real Estate Services				
Brickman Group Holdings Inc., Tranche B-1 Term Loan, 5.50%, 10/14/16	United States	1,603,224	1,609,236	0.25
Research & Consulting Services				
Nielsen Finance LLC (VNU Inc.), Class A Dollar Term Loan, 2.246%, 8/09/13	United States	190,286	190,563	0.03
Restaurants				
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	3,092,255	3,102,228	0.48
P.F. Chang's China Bistro Inc., Term Loan, 6.25%, 6/22/19	United States	1,250,000	1,259,375	0.20
Wendy's International Inc., Closing Date Term Loan, 4.75%, 5/15/19	United States	840,000	841,662	0.13
			5,203,265	0.81
Semiconductors				
Freescale Semiconductor Inc., Tranche B-1 Term Loan, 4.495%, 12/01/16	United States	2,900,000	2,733,250	0.43
Specialized Consumer Services				
Advantage Sales & Marketing Inc., Term Loan, 5.25%, 12/18/17	United States	1,535,566	1,532,495	0.24
Affinion Group Inc., Tranche B Term Loan, 5.00%, 10/09/16	United States	5,500,709	4,836,042	0.75
			6,368,537	0.99
Specialized Finance				
FIG LLC (Fortress Investment Group), Term Loan, 5.75%, 10/07/15	United States	2,487,034	2,488,588	0.39
GMACM/RFC (ResCap) Term Loan A-1 (DIP), 5.00%, 11/16/13	United States	2,100,000	2,111,382	0.33
GMACM/RFC (ResCap) Term Loan A-2 (DIP), 6.75%, 11/16/13	United States	1,500,000	1,512,750	0.23
Springleaf Financial Funding Co., Initial Loan, 5.50%, 5/10/17	United States	1,590,000	1,519,113	0.24

Franklin Floating Rate Master Trust

Statement of Investments, July 31, 2012 *(continued)*

TransUnion LLC/TransUnion FICO, Term Loan, 5.50%, 2/10/18	United States	1,369,555	1,381,539	0.21
			9,013,372	1.40
Specialty Chemicals				
Chemtura Corp., Term Facility, 5.50%, 8/27/16	United States	1,050,000	1,056,891	0.16
Houghton International Inc., B-1 Term Loan, 6.75%, 1/31/16	United States	2,418,702	2,429,284	0.38
Momentive Specialty Chemicals BV (Hexion), Tranche C-2B Term Loan, 4.25%, 5/03/15	United States	1,213,573	1,186,268	0.19
Momentive Specialty Chemicals Inc. (Hexion),				
Tranche C-1B Term Loan, 4.00%, 5/03/15	United States	2,678,351	2,618,088	0.41
Tranche C-4B Term Loan, 4.25%, 5/03/15	United States	419,888	403,394	0.06
Potters Holdings II LP,				
First Lien Term Loan, 6.00%, 5/06/17	United States	461,258	458,568	0.07
Second Lien Term Loan, 10.25%, 11/06/17	United States	3,380,394	3,416,311	0.53
Road Infrastructure Investment LLC,				
First Lien Term Loan, 6.25%, 3/30/18	United States	1,843,875	1,839,265	0.29
Second Lien Term Loan, 10.25%, 9/30/18	United States	3,650,000	3,640,875	0.57
Sonneborn LLC, Initial US Term Loan, 6.50%, 3/30/18	United States	1,483,781	1,491,200	0.23
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	261,844	263,153	0.04
Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 5.25%, 2/15/19	United States	2,394,000	2,404,474	0.37
			21,207,771	3.30
Specialty Stores				
99 Cents Only Stores, Tranche B-1 Loan, 5.25%, 1/15/19	United States	1,765,575	1,773,483	0.28
Academy Ltd., Initial Term Loan, 6.00%, 8/03/18	United States	2,378,050	2,394,409	0.37
Bass Pro Group LLC, Loans, 5.25%, 6/13/17	United States	2,854,233	2,877,115	0.45
BJ's Wholesale Club Inc., Replacement Loans, 5.25%, 9/30/18	United States	2,876,980	2,895,229	0.45
[d]Evergreen AcqCo. 1 LP (Savers Inc.), Term Loan, 7.25%, 7/09/19	United States	1,541,429	1,556,843	0.24
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	1,851,397	1,839,235	0.29
Michael's Stores Inc.,				
B-1 Term Loan, 2.75%, 10/31/13	United States	1,850,000	1,851,817	0.29
[d]B-3 Term Loan, 5.00%, 10/31/16	United States	900,000	905,062	0.14
Neiman Marcus Group Inc., Term Loan, 4.75%, 5/16/18	United States	3,090,000	3,073,039	0.48
Party City Holdings Inc., Term Loan B, 6.75%, 7/27/19	United States	5,960,000	5,978,112	0.93
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18	United States	1,500,000	1,498,116	0.23
Prestige Brands Inc., Term B Loans, 5.25% - 6.25%, 1/26/19	United States	1,490,874	1,504,696	0.23
			28,147,156	4.38
Systems Software				
SS&C Technologies Holdings Europe S.A.R.L., Term B-2 Loan, 5.00%, 3/14/19	Luxembourg	168,750	168,434	0.03
SS&C Technologies Inc., Term B-1 Loan, 5.00%, 3/14/19	United States	1,631,250	1,629,221	0.25
Vertafore Inc., Term Loan, 5.25%, 7/29/16	United States	1,401,516	1,401,807	0.22
			3,199,462	0.50
Tires & Rubber				
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 6.00%, 4/30/19	United States	6,850,000	6,784,925	1.06
Trucking				
Avis Budget Car Rental LLC,				
Tranche B Term Loan, 6.25%, 9/22/18	United States	254,404	255,994	0.04
Tranche C Term Loan, 4.25%, 3/15/19	United States	2,713,200	2,735,245	0.43
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 5.00%, 12/15/17	United States	4,047,551	4,080,437	0.63
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	1,980,000	1,935,450	0.30
			9,007,126	1.40
Wireless Telecommunication Services				
MetroPCS Wireless Inc., Tranche B-3 Term Loan, 4.00%, 3/17/18	United States	2,575,889	2,564,942	0.40
TowerCo Finance LLC, Term Loan, 4.50%, 2/02/17	United States	1,694,090	1,700,443	0.26
			4,265,385	0.66
Total Senior Floating Rate Interests (Cost $557,895,446)			558,127,259	86.83

Franklin Floating Rate Master Trust

Statement of Investments, July 31, 2012 *(continued)*

	Country	Principal Amount*	Value	% of Net Assets
Total Investments before Short Term Investments (Cost $559,367,953)			559,577,381	87.05
Short Term Investments (Cost $96,732,715) 15.1%				
Repurchase Agreements				
[f]Joint Repurchase Agreement, 0.141%, 8/01/12 (Maturity Value $96,733,093)	United States	96,732,715	96,732,715	15.05
BNP Paribas Securities Corp. (Maturity Value $19,173,466)				
Credit Suisse Securities (USA) LLC (Maturity Value $23,966,591)				
Deutsche Bank Securities Inc. (Maturity Value $17,642,182)				
HSBC Securities (USA) Inc. (Maturity Value $11,983,296)				
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $11,983,296)				
Morgan Stanley & Co. LLC (Maturity Value $4,793,125)				
UBS Securities LLC (Maturity Value $7,191,137)				
Collateralized by U.S. Government Agency Securities, 0.00% - 3.00%, 10/01/12 - 6/01/17; U.S. Treasury Bonds, 11.25%, 2/15/15; and U.S. Treasury Notes, 0.875% - 3.125%, 10/31/13 - 9/30/17 (valued at $98,696,990)				
Total Investments (Cost $656,100,668)			656,310,096	102.10
Other Assets, less Liabilities			(13,505,614)	(2.10)
Net Assets			$ 642,804,482	100.00

See Abbreviations on page xx.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The coupon rate shown represents the rate at period end.
[c]See Note 1(e) regarding senior floating rate interests.
[d]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
[e]See Note 8 regarding unfunded loan commitments.
[f]See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements

Statement of Assets and Liabilities
July 31, 2012

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$559,367,953
Cost - Repurchase agreements	96,732,715
Total cost of investments	$656,100,668
Value - Unaffiliated issuers	$559,577,381
Value - Repurchase agreements	96,732,715
Total value of investments	656,310,096
Cash	4,085,516
Receivables:	
Investment securities sold	15,470,008
Interest	2,233,578
Unrealized appreciation on unfunded loan commitments	15,984
Other assets	140
Total assets	678,115,322
Liabilities:	
Payables:	
Investment securities purchased	32,218,661
Affiliates	418,254
Distributions to shareholders	2,576,702
Accrued expenses and other liabilities	97,223
Total liabilities	35,310,840
Net assets, at value	$642,804,482
Net assets consist of:	
Paid-in capital	$759,119,475
Distributions in excess of net investment income	(179,657)
Net unrealized appreciation (depreciation)	225,412
Accumulated net realized gain (loss)	(116,360,748)
Net assets, at value	$642,804,482
Net asset value and maximum offering price per share ($642,804,482 ÷ 73,354,581 shares outstanding)	$8.76

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements *(continued)*

Investment income:	
Interest	$38,013,155
Expenses:	
Management fees (Note 3a)	5,450,649
Administrative fees (Note 3b)	942,905
Custodian fees (Note 4)	9,869
Reports to shareholders	5,028
Registration and filing fees	896
Professional fees	110,250
Trustees' fees and expenses	46,866
Other	35,347
Total expenses	6,601,810
Expense reductions (Note 4)	(7)
Expenses waived/paid by affiliates (Note 3d)	(1,146,320)
Net expenses	5,455,483
Net investment income	32,557,672
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments	(18,406,791)
Swap contracts	1,339,604
Net realized gain (loss)	(17,067,187)
Net change in unrealized appreciation (depreciation) on investments	(3,207,994)
Net realized and unrealized gain (loss)	(20,275,181)
Net increase (decrease) in net assets resulting from operations	$12,282,491

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements *(continued)*
Statements of Changes in Net Assets

	Year Ended July 31, 2012	2011
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 32,557,672	$ 30,480,646
Net realized gain (loss) from investments and swap contracts	(17,067,187)	8,526,967
Net change in unrealized appreciation (depreciation) on investments	(3,207,994)	2,115,273
Net increase (decrease) in net assets resulting from operations	12,282,491	41,122,886
Distributions to shareholders from net investment income	(32,316,237)	(30,770,490)
Capital share transactions (Note 2)	(280,415,162)	449,749,747
Net increase (decrease) in net assets	(300,448,908)	460,102,143
Net assets:		
Beginning of year	943,253,390	483,151,247
End of year	$ 642,804,482	$ 943,253,390
Distributions in excess of net investment income included in net assets:		
End of year	$ (179,657)	$ (216,127)

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

The following sununarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instnnnent dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instnnnents and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on July 31, 2012.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into OTC credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives. At July 31,2012, the Fund had no exposure to credit default swaps.

See Note 9 regarding other derivative information.

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated US. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

f. Income Taxes

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the non -US. beneficial owner for inclusion in their individual income tax returns as applicable.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the open tax years and as of July 31,2012, and has determined that no provision for income tax is required in the Fund's financial statements.

Prior to December 23,2009, the Fund was treated as a partnership for US. income tax purposes. On December 23,2009, Franklin Advisers, Inc. and Templeton Investment Counsel redeemed their interests in the Fund, terminating the partnership status for US. tax purposes. The Fund has elected to be treated as a disregarded entity for US. income tax purposes, effective December 23,2009.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Each Fund's net investment income is proportionately allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each owner and will not be distributed. Distributions to owner are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indenmified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Year Ended July 31,			
	2012		2011	
	Shares	Amount	Shares	Amount
Shares sold	9,758,523	$84,703,607	56,832,387	$506,493,338
Shares redeemed	(42,641,615)	(365,118,769)	(6,419,921)	(56,743,591)
Net increase (decrease)	(32,883,092)	$(280,415,162)	50,412,466	$449,749,747

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

e. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

g. Waiver and Expense Reimbursements

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses

(i.e. a combination of management fees, administrative fees and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Board.

g. Other Affiliated Transactions

At July 31, 2012, the Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2012, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At July 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$656,518,142
Unrealized appreciation	$ 7,282,323
Unrealized depreciation	(7,490,369)
Net unrealized appreciation (depreciation)	$ (208,046)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2012, aggregated $436,010,588 and $770,610,734, respectively.

7. CREDIT RISK

At July 31, 2012, the Fund had 84.22% of its portfolio invested in senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments. At July 31, 2012, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Bausch & Lomb, Delayed Draw	$ 1,322,500

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

9. OTHER DERIVATIVE INFORMATION

For the period ended July 31, 2012, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Year	Change in Unrealized Appreciation (Depreciation) for the Year
Credit contracts	Net realized gain (loss) from swap contracts / Net change in unrealized appreciation (depreciation) on investments	$ 1,339,604	$ -

For the year ended July 31, 2012, the average month end market value of derivatives represented 0.03% of average month end net assets. The average month end number of open derivative contracts for the year was 1.

See Note 1(d) regarding derivative financial instruments.

10. SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2012, the Fund made the following distributions:

Payment Date	Amount Per Share
8/31/2011	$0.033330
9/30/2011	$0.031099
10/31/2011	$0.033926
11/30/2011	$0.034321
12/30/2011	$0.034697
1/31/2012	$0.035095
2/29/2012	$0.031488
3/30/2012	$0.036291
4/30/2012	$0.033673
5/31/2012	$0.037698
6/29/2012	$0.034369
7/31/2012	$0.035728
Total	$0.411715

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18,2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2012, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2012, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statement of Investments.

13. NEW ACCOUNTING

PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT

EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Floating Rate Master Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31,2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

Shareholder Information

Proxy Voting Policies and Procedures

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U. S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	132	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly**, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	107	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years: Private investor; and **formerly,** Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	107	None
Principal Occupation During at Least the Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly**, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1999	132	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	92	None

Principal Occupation During at Least the Past 5 Years:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Breda M. Beckerle (1958) 600 Fifth Avenue New York, NY 10020	Chief Compliance Officer and Vice President	Since May 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; Vice President and Compliance Officer – Commingled Trusts, Fiduciary Trust International of the South; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Mark Boyadjian (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2003	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer -Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.				

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.				

Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer - Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.				

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-11923	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.				

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly**, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-11923	Vice President	Since 2011	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $66,788 for the fiscal year ended July 31, 2012 and $76,992 for the fiscal year ended July 31, 2011.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2012 and $13,250 for the fiscal year ended July 31, 2011. The services for which these fees were paid included preparation of Federal and State partnership tax returns.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $50,000 for the fiscal year ended July 31, 2012 and $85,000 for the fiscal year ended July 31, 2011. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $235 for the fiscal year ended July 31, 2012 and $185 for the fiscal year ended July 31, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than services reported in paragraphs (a)-(c) of Item 4 were $152,215 for the fiscal year ended July 31, 2012 and $144,615 for the fiscal year ended July 31, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant s audit committee is directly responsible for approving the services to be provided by the auditors, including:

provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $202,450 for the fiscal year ended July 31, 2012 and $243,050 for the fiscal year ended July 31, 2011.

(h) The registrant s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant s independence.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant s management, including the Registrant s principal executive officer and the Registrant s principal financial officer, of the effectiveness of the design and operation of the Registrant s disclosure controls and procedures. Based on such evaluation, the Registrant s principal executive officer and principal financial officer concluded that the Registrant s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Code of Ethics
(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley

Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.